Note 10 - Stock-based Compensation	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10	Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

a)	Stock options

	March 31, 2017
	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – beginning of period	12,010	$0.48
Exercised	(1,228)	0.31
Forfeited/expired	(2,542)	0.78
Outstanding – end of period	8,240	$0.39

At
March
31,
2017,
the following stock options were outstanding:

Number of shares (000’s)	Vested (000’s)	Aggregate intrinsic value C$ (000’s)	Price per share C$			Expiry date
685	685	116	0.21	–	0.73	Sep 2017
2,845	2,845	487	0.30	–	0.56	Mar – Dec 2018
935	935	411		0.21		Dec 2019
1,370	1,370	423	0.33	–	0.38	Jun – Dec 2020
2,405	2,405	557	0.39	–	0.42	Mar – Nov 2021
8,240	8,240	1,994

For the period ended
March
31,
2017,
the total stock-based compensation charges related to nil options granted and vested to officers, employees, directors and consultants was
$0.0
million
(2016
-
$0.1
million).